Value Line Core Bond Fund

Supplement dated July 1, 2014 to
Summary Prospectus dated May 1, 2014

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Summary Prospectus and any existing supplements thereto.

1.
The rates at which your Fund pays its Management Fee and Rule 12b-1 Fee will be further reduced effective July 1, 2014.  Your Fund’s investment adviser, EULAV Asset Management (the “Adviser”), and your fund’s distributor, EULAV Securities LLC (the “Distributor”), have agreed to further waive a portion of the Management Fee and Rule 12b-1 Fee for the period July 1, 2014 through June 30, 2015 as set forth in the following table (the rates are expressed as a percentage of the Fund’s average daily net assets).  These waivers cannot be changed or terminated prior to June 30, 2015 unless approved by your Fund’s board and the Adviser or the Distributor, as applicable.

	Contractual Fee Rate Before Waiver	Pre-July 1, 2014 Rate After Waiver	Post-July 1, 2014 Rate After Waiver
Management Fee	0.50%	0.40%	0.30%
Rule 12b-1 Fee	0.25%	0.20%	0.10%

In connection with these changes, effective July 1, 2014, the section labeled “Fees and expenses” on page 2 of the Summary Prospectus is deleted and replaced with the following:

Fees and expenses.

The table below shows the fees and expenses that you would pay if you buy and hold shares of the Fund.  There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Value Line Core Bond Fund

Management Fee	0.50%

Distribution and Service (12b-1) Fees	0.25%

Other Expenses(1)(2)	0.55%

Total Annual Fund Operating Expenses(1)	1.30%

Less Management and Rule 12b-1 Fee Waivers(3), (4)	-0.35%

Net Total Annual Fund Operating Expenses After Fee Waiver(1)	0.95%

(1)	In 2013, the Fund changed its fiscal year end from January 31 to December 31. Expenses have been annualized for the 11-month period ended December 31, 2013.

(2)
In accordance with applicable requirements, “Other Expenses” do not include extraordinary expenses incurred by your Fund in connection with the reorganization of Value Line U.S. Government Securities Fund, Inc. into your Fund. Had such expenses been included in the table, “Other Expenses” would have been higher.

(3)
The expense information in the table has been restated to reflect a change in the Fund’s contractual Management Fee waiver and contractual Rule 12b-1 Fee waiver, both effective July 1, 2014 through June 30, 2015.  Absent such restatements, the Fund’s expenses reflected in the table would be higher.

(4)
Effective July 1, 2014, the Adviser has contractually agreed to waive a portion of the Fund’s Management Fee equal to 0.20% of the Fund’s average daily net assets.  Also effective July 1, 2014, the Distributor has contractually agreed to waive a portion of the Fund’s 12b-1 fees equal to 0.15% of the Fund’s average daily net assets.  These waivers can be terminated or changed before June 30, 2015 only with the approval of the Fund’s board and the Adviser or the Distributor, as applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Value Line Core Bond Fund	$97	$378	$679	$1,537

2.	The section under the caption “Tax Information and Financial Intermediary Compensation” on page 8 is hereby deleted and replaced with the following:

Tax information
The Fund’s distributions generally are taxable as ordinary income or capital gains for federal income tax purposes, unless you are tax exempt or investing through a tax-deferred account, such as a 401(k) plan or an IRA.

Payments to broker-dealers and other financial intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS FOR FUTURE REFERENCE

Value Line Core Bond Fund

Supplement dated July 1, 2014 to
Prospectus dated May 1, 2014

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Prospectus and any existing supplements thereto.

1.
The rates at which your Fund pays its Management Fee and Rule 12b-1 Fee will be further reduced effective July 1, 2014.  Your Fund’s investment adviser, EULAV Asset Management (the “Adviser”), and your fund’s distributor, EULAV Securities LLC (the “Distributor”), have agreed to further waive a portion of the Management Fee and Rule 12b-1 Fee for the period July 1, 2014 through June 30, 2015 as set forth in the following table (the rates are expressed as a percentage of the Fund’s average daily net assets).  These waivers cannot be changed or terminated prior to June 30, 2015 unless approved by your Fund’s board and the Adviser or the Distributor, as applicable.

	Contractual Fee Rate Before Waiver	Pre-July 1, 2014 Rate After Waiver	Post-July 1, 2014 Rate After Waiver
Management Fee	0.50%	0.40%	0.30%
Rule 12b-1 Fee	0.25%	0.20%	0.10%

In connection with these changes, effective July 1, 2014, the section labeled “Fees and expenses” on page 2 of the Summary Prospectus is deleted and replaced with the following:

Fees and expenses.

The table below shows the fees and expenses that you would pay if you buy and hold shares of the Fund.  There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Value Line Core Bond Fund

Management Fee	0.50%

Distribution and Service (12b-1) Fees	0.25%

Other Expenses(1)(2)	0.55%

Total Annual Fund Operating Expenses(1)	1.30%

Less Management and Rule 12b-1 Fee Waivers(3), (4)	-0.35%

Net Total Annual Fund Operating Expenses After Fee Waiver(1)	0.95%

(1)	In 2013, the Fund changed its fiscal year end from January 31 to December 31. Expenses have been annualized for the 11-month period ended December 31, 2013.

(2)
In accordance with applicable requirements, “Other Expenses” do not include extraordinary expenses incurred by your Fund in connection with the reorganization of Value Line U.S. Government Securities Fund, Inc. into your Fund. Had such expenses been included in the table, “Other Expenses” would have been higher.

(3)
The expense information in the table has been restated to reflect a change in the Fund’s contractual Management Fee waiver and contractual Rule 12b-1 Fee waiver, both effective July 1, 2014 through June 30, 2015.  Absent such restatements, the Fund’s expenses reflected in the table would be higher.

(4)
Effective July 1, 2014, the Adviser has contractually agreed to waive a portion of the Fund’s Management Fee equal to 0.20% of the Fund’s average daily net assets.  Also effective July 1, 2014, the Distributor has contractually agreed to waive a portion of the Fund’s 12b-1 fees equal to 0.15% of the Fund’s average daily net assets.  These waivers can be terminated or changed before June 30, 2015 only with the approval of the Fund’s board and the Adviser or the Distributor, as applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Value Line Core Bond Fund	$97	$378	$679	$1,537

2.	The section under the caption “Tax Information and Financial Intermediary Compensation” on page 13 is hereby deleted and replaced with the following:

Tax information
The Fund’s distributions generally are taxable as ordinary income or capital gains for federal income tax purposes, unless you are tax exempt or investing through a tax-deferred account, such as a 401(k) plan or an IRA.

Payments to broker-dealers and other financial intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3.	The line item for the Value Line Core Bond Fund in the section labeled “Management fees” on page 49 is deleted and replaced with the following:

Value Line Core Bond Fund	0.50% of the Fund’s average daily net assets.(1)

(1)
For the period June 1, 2013 to June 30, 2014, the Adviser contractually agreed to waive a portion of the management fee in an amount equal to 0.10% of the Fund’s average daily net assets. Effective July 1, 2014 to June 30, 2015, the Adviser contractually agreed to waive a portion of the management fee in an amount equal to 0.20% of the Fund’s average daily net assets.  There is no assurance that the Adviser will extent to contractual fee waiver beyond such date.

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

Value Line Core Bond Fund

Supplement dated July 1, 2014 to
Statement of Additional Information dated May 1, 2014

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Statement of Additional Information and any existing supplements thereto.

The rates at which your Fund pays its Management Fee and Rule 12b-1 Fee will be further reduced effective July 1, 2014.  Your Fund’s investment adviser, EULAV Asset Management (the “Adviser”), and your fund’s distributor, EULAV Securities LLC (the “Distributor”), have agreed to further waive a portion of the Management Fee and Rule 12b-1 Fee for the period July 1, 2014 through June 30, 2015 as set forth in the following table (the rates are expressed as a percentage of the Fund’s average daily net assets).  These waivers cannot be changed or terminated prior to June 30, 2015 unless approved by your Fund’s board and the Adviser or the Distributor, as applicable.

	Contractual Fee Rate Before Waiver	Pre-July 1, 2014 Rate After Waiver	Post-July 1, 2014 Rate After Waiver
Management Fee	0.50%	0.40%	0.30%
Rule 12b-1 Fee	0.25%	0.20%	0.10%

In connection with these changes, effective July 1, 2014, the section labeled “Fees and expenses” on page 2 of the Summary Prospectus is deleted and replaced with the following:

1.	The line item for the Value Line Core Bond Fund in the table appearing in the section labeled “Investment Advisory and Other Services” on page B-18 is deleted and replaced with the following:

Fund	Advisory Fee Rate as a % of Average Daily Net Assets	Advisory Fees Paid or Accrued to the Adviser for the fiscal years ended December 31:
		2013	2012	2011
Value Line Core Bond Fund(2)	0.50%(3)	$ 382,486	$ 237,606	$ 245,685

(2)
In 2013, the Value Line Core Bond Fund changed its fiscal year end from January 31 to December 31. The information shown for 2011, 2012 and 2013 is for the Fund’s fiscal years ended January 31, 2012, January 31, 2013, and December 31, 2013, respectively. For the period February 1, 2011 through May 31, 2013, the Adviser waived a portion of the management fee in an amount equal to 0.20% of the Fund’s average daily net assets. For the period June 1, 2013 to June 30, 2014, the Adviser waives a portion of the management fee in an amount equal to 0.10% of the Fund’s average daily net assets. Effective July 1, 2014 through June 30, 2015, the Adviser contractually agreed to waive a portion of the management fee in an amount equal to 0.20% of the Fund’s average daily net assets. There is no assurance that the Adviser will extend the contractual fee waiver beyond such date. The fees waived amounted to $65,516, $63,362 and $76,530 for the years ended January 31, 2012 and January 31, 2013, and the 11-month period ending December 31, 2013, respectively.

(3)
Following a permanent fee reduction effective February 1, 2013, the investment advisory agreement between the Value Line Core Bond Fund and the Adviser provides for a monthly advisory fee at an annual rate equal to 0.50% of average daily net assets. Prior to this permanent fee reduction, the investment advisory agreement between the Fund and the Adviser provided for a monthly advisory fee at an annual rate equal to 0.70% on the first $100 million of the Fund’s average daily net assets and 0.50% on any additional assets.

2.
The line item for the Value Line Core Bond Fund in the section labeled “Service and Distribution Plan” on page B-22 of the Statement of Additional Information is deleted and replaced with the following:

Fund	Contractual Fee Waiver	Total Fees Waiver for the Fiscal Year Ended December 31, 2013
Value Line Core Bond Fund(1)	Effective July 1, 2014 through June 30, 2014, the Distributor has agreed to waive a portion of the Fund’s Rule 12b-1 fees in an amount equal to 0.15% of its average daily net assets. For the period June 1, 2013 through the June 30, 2014, the Distributor waived a portion of the Fund’s Rule 12b-1 fees in an amount equal to 0.05% of its average daily net assets. Prior to June 1, 2013, the Distributor waived a portion of the Fund’s Rule 12b-1 fees in an amount equal to 0.10% of its average daily net assets.	$38,265

(1)
Due to a change in its fiscal year end in 2013, the information presented for the Value Line Core Bond Fund is for the 11-month period ending December 31, 2013. Accordingly, the fees paid may have been higher if calculated for a full 12-month period.

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE